Note 7 - Convertible Debt (PIK Notes) (Details Textual)						1 Months Ended										3 Months Ended	6 Months Ended		12 Months Ended			20 Months Ended	24 Months Ended	35 Months Ended
	Jun. 24, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($)	Nov. 30, 2014 USD ($)	Nov. 03, 2014 USD ($) $ / shares	Aug. 05, 2013 USD ($) $ / shares	Feb. 29, 2016 USD ($)	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	May 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Nov. 30, 2014 USD ($)	Aug. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Aug. 31, 2013 USD ($)	Dec. 22, 2011 shares	Mar. 31, 2013 shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Maximum [Member]
Convertible Debt, Number of Written Days Notice				90 days
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Minimum [Member]
Convertible Debt, Number of Written Days Notice				30 days
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Result of Extension Option [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.10
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Specified Event [Member]
Debt Instrument, Interest Rate, Stated Percentage				1.00%
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Combined Discount [Member]
Debt Instrument, Unamortized Discount				$ 16,560,771
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Liability, Fair Value, Gross Liability																	$ 3,626,505					$ 3,626,505		$ 3,626,505
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)																						5,585,780
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Proceeds from Convertible Debt			$ 12,500,000	12,500,000							$ 12,500,000
Debt Instrument, Face Amount			$ 19,848,486	$ 19,848,486							$ 19,848,486						22,977,103		$ 21,882,955	$ 19,848,486		22,977,103	$ 19,848,486	22,977,103
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%							10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.92															$ 1.36
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 9,212,285
Debt Instrument, Unamortized Discount				$ 7,348,486													14,841,648		$ 15,717,991	16,450,742		14,841,648	16,450,742	14,841,648
Debt Instrument, Term				4 years
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | Result of Anti-Dilution Adjustments after Issuance of Series A Notes [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 1.36
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | Result of Anti-Dilution Adjustment after Issuance of Equity Units [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 1.28
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | After Series A Notes Issuance [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 2,055,000
Debt Instrument, Convertible, Number of Equity Instruments	8,203,125				7,720,588
Financial Instruments Subject to Mandatory Conversion Earliest Conversion					1 year
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)																								1,824,671
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
Proceeds from Convertible Debt					$ 10
Debt Instrument, Face Amount					$ 10,500,000												13,400,958		12,762,816	11,576,250		13,400,958	11,576,250	13,400,958
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 1.40
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 2,055,000
Debt Instrument, Unamortized Discount																	1,791,109		1,854,894	1,949,555		1,791,109	1,949,555	1,791,109
Debt Instrument, Term					10500000 years
Paid-in-Kind Interest						$ 638,141		$ 607,753		$ 578,813		$ 551,250	$ 525,000
Debt Instrument, Convertible, Number of Equity Instruments					7,500,000
Financial Instruments Subject to Mandatory Conversion Earliest Conversion					1 year
Payment in Kind (PIK) Note [Member]
Proceeds from Convertible Debt																							23,000,000
Debt Instrument, Face Amount																	36,378,061		34,645,771	31,424,736		36,378,061	31,424,736	36,378,061
Debt Instrument, Unamortized Discount																	16,632,757		17,572,885	18,400,297		16,632,757	18,400,297	16,632,757
Paid-in-Kind Interest		$ 1,094,148					$ 1,042,045		$ 992,424
Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Liability, Fair Value, Gross Liability																	3,626,505		4,876,093			3,626,505		3,626,505
Series A PIK Note Derivative Liability [Member]
Derivative Liability, Fair Value, Gross Liability																	3,626,505		4,876,093	9,557,476		3,626,505	9,557,476	3,626,505
Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Liability, Fair Value, Gross Liability																	230,329		262,764			230,329		230,329
Series 2023 PIK Note Derivative Liability [Member]
Derivative Liability, Fair Value, Gross Liability																	230,329		262,764	478,149		230,329	478,149	230,329
Proceeds from Convertible Debt														$ 10,500,000						12,499,998	$ 10,500,000
Accrued Liquidated Damages																	167,841		541,011	200,000		167,841	200,000	167,841
Debt Instrument, Unamortized Discount																	16,632,757		17,572,885	18,400,297		$ 16,632,757	$ 18,400,297	$ 16,632,757
Paid-in-Kind Interest																	$ 1,732,289	$ 578,813	$ 3,221,035	$ 1,076,250
Stock Issued During Period, Shares, New Issues | shares	10,933,333														10,000,000	3,756,757
Proceeds from Issuance or Sale of Equity	$ 1,640,000